EMPLOYEE BENEFIT PLANS - AMOUNTS NOT YET RECOGNIZED AS NET PERIODIC COST (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Regulatory Assets | Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss	$ 103,197	$ 99,139
Prior service cost (credit)	367	467
Regulatory Assets, Total	103,564	99,606	$ 66,233
Regulatory Assets | OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss	83,600	112,109
Prior service cost (credit)	(299)	(480)
Regulatory Assets, Total	83,301	111,629	68,685
Accumulated Other Comprehensive Income (Loss) | Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss	33,004	27,801
Prior service cost (credit)	0	0
Accumulated Other Comprehensive Income (Loss), Total	33,004	27,801	14,633
Accumulated Other Comprehensive Income (Loss) | OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss	13,847	16,367
Prior service cost (credit)	(24)	(39)
Accumulated Other Comprehensive Income (Loss), Total	$ 13,823	$ 16,328	$ 7,659